Business Segment and Geographical Information - Distribution of Income Tax Charge by Geographical Area (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting Information [Line Items]
Income tax charge	$ 47,875	$ 51,133	$ 41,958
Ireland
Segment Reporting Information [Line Items]
Income tax charge	30,616	38,788	29,096
Rest of Europe
Segment Reporting Information [Line Items]
Income tax charge	4,609	4,234	(434)
U.S.
Segment Reporting Information [Line Items]
Income tax charge	7,600	1,571	3,761
Other
Segment Reporting Information [Line Items]
Income tax charge	$ 5,050	$ 6,540	$ 9,535